OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2017
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS
16. OTHER LONG-TERM ASSETS

As at December 31	2017	2016
Available for sale investments	$100,109	$5,885
Warrant investments	12,754	—
NSR Royalty from Stawell Mine sale (note 6)	1,138	—
Other	679	302
	$114,680	$6,187

Available for sale investments

Changes in the available for sale investments for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance, beginning of year	$5,885	$—
Acquisition of investments	69,171	—
Disposition of investments	(5,772)	—
Unrealized gain	30,249	340
Acquired as part of Newmarket acquisition (note 7(a))	—	5,425
Acquired as part of St Andrew acquisition note 7(b)	—	154
Foreign currency translation	576	(34)
Available for sale investments, end of year	$100,109	$5,885

The available for sale and warrant investments include:

Metanor Resources Inc.

On April 21, 2017 and December 19, 2017, the Company acquired 10,357,143 units and 1,915,000 units, respectively of Metanor Resources Inc. (Metanor), a Company listed on the TSX Venture Exchange, at a price of C$0.70 per unit through private placement offerings. Each unit consists of one common share and one-half of one common share purchase warrant. Each full warrant entitles the Company to acquire one common share of Metanor at a price of C$0.90 up to 24 months following the initial acquisition of the units. The acquired Metanor common shares are recorded as an available for sale investment and are recorded at fair value.

The purchase prices of the units were $5,370 (C$7,250) and $1,071 (C$1,341), respectively, for the April 21, 2017 and December 19, 2017 purchases. The available for sale investments were recorded at fair value of $4,802 (C$6,483) and $920 (C$1,151) and the warrant investments were recorded at fair value of $568 (C$767) and $151 (C$190), respectively.

The available for sale investment is marked to market at each period end with the change in the value of the investment recorded in other comprehensive income. The Company recorded an unrealized gain of $685 for the year ended December 31, 2017.

The warrant investments are recorded at fair value at each period end with the change in value recorded in net earnings. The Company recorded in other income (loss) unrealized gains of $168 for the year ended December 31, 2017. The warrants were valued using a Black-Scholes option pricing model.

Bonterra Resources Inc.

On June 30, 2017, the Company acquired 17,857,000 common shares of Bonterra Resources Inc. ("Bonterra"), a publicly listed company trading on the TSX Venture Exchange at a price of C$0.50 per share for an aggregate purchase price of $6,878 (C$8,928). The Company acquired the shares pursuant to a private placement financing. The Bonterra shares are recorded as an available for sale investment. The acquired shares were valued at the purchase price at the date of acquisition at $6,878 (C$8,928). The Company recorded an unrealized gain of $1,140 for the year ended December 31, 2017.

JDS Silver Holdings Inc.

At December 31, 2016, the Company owned 4,698,219 common shares of JDS Silver Holdings Inc., ("JDS Silver"), a private company, valued at $4,200 (C$5,639) or C$1.20 per share. The shares of JDS Silver were acquired as part of the Newmarket transaction. In July 2017, the Company purchased an additional 1,804,489 shares for C$1,083 (C$0.60 per share). On October 17, 2017, pursuant to an arrangement agreement dated September 10, 2017 (the "JDS Silver Arrangement"), JDS Silver sold all of their issued and outstanding common shares to Coeur Mining Inc. ("Coeur").

On October 17, the Company received 198,217 shares of Coeur at a value of $7.46 per share and cash of $4,608 (C$5,815) in exchange for 6,502,708 common shares of JDS Silver. On exchange of the shares, the Company recorded a gain of $793 (C$1,008) in net earnings.

The Coeur shares have been designated as available for sale. During the year ended December 31, 2017, the Company recorded an unrealized gain of $4 on the common shares of Coeur which is recorded in other comprehensive income.

Novo Resources Corp.

In August 2017, the Company acquired 11,830,268 common shares of Novo Resources Corp. (Novo), a publicly listed company trading on the TSX Venture Exchange, from Newmont Canada FN Holdings ULC (Newmont) at a price of C$1.60 per Novo share for a total cost of $15,121 (C$18,928).

In September 2017, the Company acquired 14,000,000 units of Novo at a price of C$4.00 per unit through a private placement offering for aggregate proceeds of $45,855 (C$56,000). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the Company to acquire one common share of Novo at a price of C$6.00 until September 6, 2020. The warrants are subject to an accelerated expiry whereby, from September 6, 2018 until September 6, 2020, if the daily high trading price of Novo's common shares exceeds $12.00 for a period of 20 consecutive trading days, Novo may provide notice of early expiry and the warrants will expire 30 days thereafter. The Company retains an anti-dilution right and the right to appoint a nominee to the Board of Novo. The Novo common shares are held as an available for sale investment. The purchase price was $45,855 (C$56,000) for the units, and fair value of $35,996 (C$43,960) was ascribed to the available for sale investment and $9,859 (C$12,040) to the warrants.

As of December 31, 2017, the Company owns 25,830,268 common shares and 14,000,000 warrants of Novo.
The available for sale investment is recorded at fair value at each period end with the change in value being recorded in other comprehensive income. The Company recorded an unrealized gain of $25,857 for the year ended December 31, 2017.

The warrants are recorded at fair value at each period end with the change in value recorded in net earnings. The Company recorded in other income an unrealized gain of $1,267 for the year ended December 31, 2017. The warrants were valued using the Up and Out Barrier option pricing method.

De Grey Mining Limited

On November 30, 2017, the Company closed a private placement financing with De Grey Mining Limited ("De Grey"), a publicly listed company trading on the Australian Stock Exchange and acquired 33,333,333 units of De Grey at a price of A$0.15 per unit. Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the Company to acquire one common share at an exercise price of A$0.20 until November 30, 2019. The De Grey common shares are held as an available for sale investment.

The purchase price of the units was $3,843 (C$4,932) and fair value of $2,747 (C$3,670) was ascribed to the common shares available for sale and $1,096 (C$1,263) to the warrants.

The available for sale investment is recorded at fair value at each period end with the change in value being recorded in other comprehensive income. The Company recorded an unrealized gain of $1,236 for the year ended December 31, 2017.

The warrant investments are recorded at fair value at each period end with the change in value recorded in net earnings. The Company recorded in other income, an unrealized gain of $183 for the year ended December 31, 2017. The warrants were valued using a Black-Scholes option pricing model.